Cover Document	Feb. 23, 2023
Cover [Abstract]
Entity Central Index Key	0001681459
Document Type	8-K
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Entity Address, Address Line One	Hadrian House,Wincomblee Road
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Document Period End Date	Feb. 23, 2023
Entity Tax Identification Number	98-1283037
Entity Address, City or Town	Newcastle Upon Tyne
Entity Address, Country	GB
Entity Address, Postal Zip Code	NE6 3PL
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Registrant Name	TechnipFMC plc
Country Region	44
City Area Code	191
Local Phone Number	295-0303
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false